Taxes - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes.
Statutory rate in the PRC	25.00%	25.00%	25.00%
Effect of the PRC preferential tax rate	(24.20%)	(11.90%)	(10.30%)
R&D additional deduction	2.80%	(1.50%)	(0.80%)
Reversal due to tax period difference	(1.40%)	(14.30%)	0.00%
Changes in valuation allowance	0.00%	1.10%	0.00%
Non-deductible expenses	(0.50%)	10.50%	0.10%
Effective tax rate	1.70%	8.90%	14.00%